Climate change and energy transition - Carrying amounts of assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	$ 248,200
Property, plant and equipment	198,642	$ 194,932
Carrying amount of exploration and evaluation assets
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	6,000	7,000	$ 9,000	$ 15,000	$ 18,000	$ 19,000	$ 19,000
Property, plant and equipment	6,403	7,099					19,000
Refineries
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	6,000	7,000	7,000	13,000	14,000	14,000	10,000
Refineries | Assets classified as held for sale
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment		1,000
Production assets
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	117,000	118,000	132,000	150,000	149,000	154,000	169,000
Property, plant and equipment not subject to operating leases | Refineries
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment		6,000
Property, plant and equipment not subject to operating leases | Production assets
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	111,000	112,000	125,000	141,000
Right of use assets | Production assets
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	6,000	6,000	7,000	9,000
Integrated Gas And Upstream Segments
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	163,000	166,000	185,000	212,000	214,000	222,000	231,000
Integrated Gas And Upstream Segments | Production assets
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	117,000						169,000
Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	75,200	75,000	79,000	93,000	91,000	94,000	95,000
Property, plant and equipment	60,800
Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	87,700	91,000	106,000	119,000	123,000	128,000	136,000
Property, plant and equipment	74,500
Chemicals and Products
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	44,700	44,000	43,000	47,000	39,000	38,000	26,000
Property, plant and equipment	38,100
Chemicals and Products | Refineries
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	6,000	6,000	7,000	13,000	14,000	14,000	10,000
Property, plant and equipment	6,000	6,000
Chemicals and Products | Other
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	11,000	11,000	11,000	12,000	7,000	8,000	1,000
Chemicals and Products | Chemicals
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	28,000	27,000	25,000	22,000	18,000	16,000	$ 15,000
Marketing
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	29,000	25,000	23,000	20,000	15,000	15,000
Renewables and Energy Solutions
Disclosure of Climate Change and Energy Transition [Line Items]
Fixed assets	8,900	$ 5,000	$ 3,000	$ 3,000	$ 1,000	$ 1,000
Property, plant and equipment	$ 3,200